Filed pursuant to Rule 497(k)
1933 Act File No. 033-37959
1940 Act Filie No. 811-06221

Brandywine Advisors Midcap Growth Fund
Summary Prospectus
Trading Symbol: BWAFX
January 31, 2012

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus, Statement of Additional Information and other information about the Fund online at http://www.brandywinefunds.com/advisors.  You can also get this information at no cost by calling (877) 636-6460 or by sending an e-mail request to bfunds@friess.com.  The Fund’s Prospectus and Statement of Additional Information, both dated January 31, 2012, are incorporated by reference into this Summary Prospectus.

Investment Objective

Brandywine Advisors Midcap Growth Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Brandywine Advisors Midcap Growth Fund.

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	None
Redemption Fee (transfer agent charge of $15 for each wire redemption)	None
Exchange Fee	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.07%
Other Expenses	0.18%
Total Annual Fund Operating Expenses	1.25%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$127	$397	$686	$1,511

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 241% of the average value of its portfolio.

Principal Investment Strategies

Brandywine Advisors Midcap Growth Fund, under normal circumstances, will invest at least 80% of its net assets in midcap companies, companies having market capitalizations between $2 billion and $15 billion.  The Fund invests principally in common stocks of U.S. companies, and, to a lesser extent, in equity securities of foreign issuers usually those which are publicly traded in the United States either directly or through American Depositary Receipts (“ADRs”).  The Fund is not subject to a percentage limit with regard to its investment in foreign issuers.  In addition to common stocks, equity securities in which the Fund may invest include preferred stocks, convertible securities, rights and warrants.  It utilizes a fundamentals-driven, company-by-company investment approach that is based on the belief that you should invest in individual businesses, not in the stock market.  The Fund will invest in companies in a broad range of industries but generally focuses on companies whose earnings under normal economic conditions are growing by at least 20% per year and whose stocks sell at reasonable price-to-earnings ratios.  It targets fundamentally sound companies that are experiencing a positive change.

The Fund employs a firm sell discipline.  The Fund will sell a stock:

■	With deteriorating fundamentals such as contracting margins or reduced revenue growth

■	When investor expectations have become unrealistically high

■	When it finds a better investment

While this sell discipline is likely to cause the Fund to have an annual portfolio turnover rate that may exceed 200%, it also causes the Fund to keep seeking better investment alternatives.

Principal Investment Risks

There is a risk that you could lose all or a portion of your money on your investment in the Brandywine Advisors Midcap Growth Fund.  This risk may increase during times of significant market volatility.  The following additional risks could affect the value of your investment:

■	Market Risk – The prices of the stocks and ADRs in which the Fund invests may decline for a number of reasons. These reasons include factors that may be specific to one or more stocks in which the Fund invests as well as factors that affect the equity securities markets generally. The price declines may be steep, sudden and/or prolonged.

■
Foreign Security Risk – Investments in foreign securities, even though publicly traded in the United States, may involve risks in addition to those inherent in domestic investments.  Foreign companies may not be subject to the regulatory requirements of U.S. companies and, as a consequence, there may be less publicly available information about such companies.  Also, foreign companies may not be subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies.

■
Portfolio Turnover Risk – High portfolio turnover necessarily results in greater transaction costs, such as brokerage commissions, which the Fund must pay, and short-term capital gains (or losses) to investors.  Greater transaction costs may reduce Fund performance.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under current federal income tax laws.

■
Mid-Cap Company Risk – There is a risk that the securities of mid-cap companies may have limited liquidity and greater price volatility than securities of large-capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.

■
Frequent Trading Risk – Frequent purchases and redemptions of shares of the Fund by a shareholder may harm other shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  The Fund’s Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the Fund.

The Fund is a suitable investment only for those investors who have long-term investment goals such as investing for retirement.  If you are uncomfortable with an investment that will fluctuate in value, the Fund may not be the right choice for you.

Performance

The bar chart and table that follow provide some indication of the risks of investing in the Brandywine Advisors Midcap Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns over 1, 5 and 10 years compare with those of the S&P® 500, Russell Midcap® and Russell Midcap® Growth Indexes. Updated performance is available on the Fund’s website www.brandywinefunds.com. Please be aware that past performance (before and after taxes) is not necessarily an indication of future performance.

Brandywine Advisors Midcap Growth Fund
(Total return for the calendar year)

Note:  During the 10-year period shown on the bar chart, the Fund’s highest total return for a quarter was 19.07% (quarter ended December 31, 2010) and the lowest total return for a quarter was -26.01% (quarter ended December 31, 2008).

Average Annual Total Returns	One	Five	Ten
(for the periods ended December 31, 2011)	Year	Years	Years
Return before taxes	-15.19%	-5.18%	1.38%
Return after taxes on distributions	-15.19%	-5.62%	0.68%
Return after taxes on distributions and sale of Fund shares	-9.88%	-4.28%	1.08%
S&P 500® Index
(reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%
Russell Midcap® Index
(reflects no deduction for fees, expenses, or taxes)	-1.55%	1.41%	6.99%
Russell Midcap® Growth Index
(reflects no deduction for fees, expenses, or taxes)	-1.65%	2.44%	5.29%

The after-tax returns above were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Advisers

Friess Associates, LLC is the Brandywine Advisors Midcap Growth Fund’s investment adviser.  Friess Associates of Delaware, LLC is the Fund’s sub-adviser.

Portfolio Managers

The Brandywine Advisors Midcap Growth Fund is managed using a team approach. All investment decisions are subject to the final approval of William D’Alonzo, portfolio manager since 1997, Scott W. Gates, portfolio manager since 2010, or Ethan A. Steinberg, portfolio manager since 2011, all of whom are primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange Brandywine Advisors Midcap Growth Fund shares on any business day by written request via mail (Brandywine Advisors Midcap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-877-636-6460, or through a financial intermediary.  You may also purchase or redeem shares by wire transfer.

Minimum investments are as follows:
To open a new account	$2,000
To add to an existing account	$250
Automatic Investment Plan	$250

Tax Information

The Brandywine Advisors Midcap Growth Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable at a later date.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Brandywine Advisors Midcap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

“Never invest in the stock market -- invest in individual businesses.”

Brandywine Advisors Midcap Growth Fund
P.O. Box 4166
Greenville, Delaware 19807
E-mail: bfunds@friess.com
Website: http://www.brandywinefunds.com
1-877-636-6460 or 1-414-765-4124